Accounts Receivable - Aging Analysis of Accounts Receivable, Net of Loss Allowance (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Accounts receivable, net	¥ 26,540	¥ 24,153
Within 30 days [member]
Disclosure of financial assets [line items]
Accounts receivable, net	11,160	13,711
31-60 days [member]
Disclosure of financial assets [line items]
Accounts receivable, net	3,680	3,002
61-90 days [member]
Disclosure of financial assets [line items]
Accounts receivable, net	2,358	1,798
Over 90 days [member]
Disclosure of financial assets [line items]
Accounts receivable, net	¥ 9,342	¥ 5,642